Derivatives and Hedging Activities - Schedule of Cumulative Basis Adjustments on Hedged Items Designated as Fair Value Hedges and Related Amortized Cost (Details) - Designated as Hedging Instrument [Member]
$ in Thousands
Jun. 30, 2024 USD ($)
Interest rate contracts	$ 221,452
Cumulative amount of discontinued cash flow hedge	$ (7,383)
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Securities available for sale